OPERATING SEGMENT INFORMATION - Additions to non-current assets per segment (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reportable Segment
Operating Segment
PP&E	R$ 2,470,608,000	R$ 2,067,949,000	R$ 2,071,691.49
Intangible assets	77,135,000	171,406,000	359,110,000
Total	2,547,713,000	2,239,355,000	2,430,801,000
Administration
Operating Segment
PP&E	111,856,000	87,104,000	94,615,000
Intangible assets	75,886,000	146,407,000	262,194,000
Total	187,742,000	233,511,000	356,809,000
Generation
Operating Segment
PP&E	2,358,752,000	1,980,845,000	1,977,076,000
Intangible assets	1,219,000	24,948,000	96,916,000
Total	2,359,971,000	2,005,793,000	R$ 2,073,992,000
Transmission
Operating Segment
Intangible assets	30,000	51,000
Total	R$ 30,000	R$ 51,000